Financial Instrument Risk Management (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instrument Risk Management [Abstract]
Schedule of Contractual Maturities of the Company’s Financial Liabilities	The following is an analysis of the contractual maturities of the Company’s financial liabilities as at June 30, 2024 and December 31, 2023:
	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$2,903,873	$-	$-
Accounts payable - related party	426,637	-	-
Deferred revenue	116,679	-	-
Convertible promissory note to be settled with ordinary shares	5,799,000	-	-
Convertible loans	75,143	-	-
Loans payable	-	-	-
Silent partnerships	49,036	981,062	-
Lease liabilities	319,573	688,672	357,491
Intellectual property acquisition liability - related party	324,003	551,561	-
	$10,013,944	$2,221,295	$357,491
	Within	More than	More than
	one year	one year	five years
Accounts payable and accrued liabilities	$3,184,381	$-	$-
Accounts payable and accrued expenses– related party	299,936	-	-
Deferred revenue	138,889	-	-
Convertible promissory note	4,859,000	-	-
Convertible loans	77,428	-	-
Silent partnerships	-	1,030,166	-
Lease liabilities	288,463	812,910	352,813
Intellectual property acquisition liability - related party	388,839	726,977	-
	$9,236,936	$2,570,053	$352,813